HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 98.2%
Asset-Backed Securities — 10.9%
Collateralized Loan Obligations
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.403%(c)	07/15/26	1,315	$ 1,314,779
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.653%(c)	10/15/28	4,200	4,206,539
CBAM Ltd. (Cayman Islands),
Series 2018-06A, Class A, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.000%)
3.243%(c)	07/15/31	2,500	2,500,588
Flatiron CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890% (Cap N/A, Floor 0.000%)
3.193%(c)	04/15/27	1,539	1,539,229
JMP Credit Advisors CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.467%(c)	07/17/29	5,000	5,010,716
Mountain View CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.440% (Cap N/A, Floor 1.440%)
4.058%(c)	04/15/29	4,175	4,184,331
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.000%)
3.076%(c)	08/13/25	716	715,818
OZLM Ltd. (Cayman Islands),
Series 2015-13A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
3.346%(c)	07/30/27	2,000	1,994,066
Regatta Funding LP (Cayman Islands),
Series 2013-02A, Class A1R2, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.553%(c)	01/15/29	5,000	5,010,380
Riserva CLO Ltd. (Cayman Islands),
Series 2016-03A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
3.440%(c)	10/18/28	5,000	4,999,596
Silvermore CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
3.328%(c)	05/15/26	1,477	1,478,182
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
3.568%(c)	10/20/28	2,500	2,503,006
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.159%(c)	01/23/29	5,000	5,000,000
TICP CLO Ltd. (Cayman Islands),
Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.503%(c)	01/15/29	2,500	2,502,154
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-IA, Class A1, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
3.097%(c)	04/26/28	5,000	$ 4,991,172
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class AR, 144A
—%(p)	07/25/29	5,000	5,000,000
Wellfleet CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR3, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.558%(c)	07/20/29	2,000	2,000,029
West CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.000%)
3.220%(c)	07/18/26	859	858,092

Total Asset-Backed Securities (cost $55,745,832)			55,808,677
Bank Loans — 4.1%
Chemicals — 0.5%
Solenis International LP,
First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 4.000%
6.118%(c)	06/26/25	849	823,708
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%
10.624%(c)	06/26/26^	1,931	1,834,687
			2,658,395
Commercial Services — 0.5%
Financial & Risk US Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.750%
5.794%(c)	10/01/25	2,630	2,644,096
Computers — 1.2%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
10.544%(c)	09/29/25	2,798	2,810,253
Term B USD Loan, 1 Month LIBOR + 3.750%
5.794%(c)	09/30/24	3,003	3,007,521
			5,817,774
Electric — 0.6%
Calpine Corp.,
Term Loan (05/15), 3 Month LIBOR + 2.500%
4.610%(c)	01/15/24	940	943,707
Heritage Power LLC,
Term Loan B, 3 Month LIBOR + 6.000%
8.205%(c)	07/30/26^	2,000	1,950,000
			2,893,707
Entertainment — 0.1%
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%
4.845%(c)	08/14/24	547	541,922
Mining — 0.3%
Aleris International, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%
6.794%(c)	02/27/23	1,557	1,556,628
A1

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Oil & Gas — 0.3%
CITGO Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%
7.104%(c)	03/27/24^	846	$ 848,364
Term B Loan, 3 Month LIBOR + 4.500%
6.604%(c)	07/29/21	670	670,969
			1,519,333
Retail — 0.1%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
10.104%(c)	04/20/26	567	559,504
Software — 0.5%
Boxer Parent Co., Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.250%
6.294%(c)	10/02/25	1,221	1,174,423
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 6 Month LIBOR + 7.250%
9.446%(c)	06/13/25	1,075	1,026,625
Kronos, Inc.,
Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%
10.503%(c)	11/01/24	525	531,891
			2,732,939

Total Bank Loans (cost $20,884,402)			20,924,298
Corporate Bonds — 82.2%
Advertising — 0.4%
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc.,
Sec’d. Notes, 144A, Cash pays ((6 Month LIBOR + 14.000%)/(1—Statutory Reserves)) or PIK 8.000% (Cap N/A, Floor 1.000%)
16.213%(c)	12/31/23	292	253,712
National CineMedia LLC,
Sr. Unsec’d. Notes
5.750%	08/15/26	1,625	1,576,250
			1,829,962
Aerospace & Defense — 2.5%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
5.750%	03/15/22	225	228,656
6.125%	01/15/23	250	254,625
7.450%	05/01/34	75	72,563
7.500%	12/01/24	3,950	3,950,000
7.500%	03/15/25	675	674,156
7.875%	04/15/27	3,450	3,435,682
8.750%	12/01/21	2,575	2,781,000
TransDigm UK Holdings PLC,
Gtd. Notes
6.875%	05/15/26	200	215,000
TransDigm, Inc.,
Gtd. Notes
6.375%	06/15/26	332	349,430
6.500%	07/15/24	625	644,531
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
TransDigm, Inc., (cont’d.)
6.500%	05/15/25	175	$ 181,563
			12,787,206
Agriculture — 0.2%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	02/01/25	1,275	1,220,813
Auto Manufacturers — 1.6%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27	350	359,188
5.875%	06/01/29	225	244,125
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	1,100	955,847
5.291%	12/08/46	3,575	3,302,894
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.584%	03/18/24	625	664,419
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	10/01/28(a)	125	132,794
5.200%	04/01/45	150	148,132
Navistar International Corp.,
Gtd. Notes, 144A
6.625%	11/01/25	2,575	2,613,625
			8,421,024
Auto Parts & Equipment — 2.3%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	2,775	2,254,687
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25(a)	1,350	1,311,188
6.250%	03/15/26	2,623	2,504,965
6.500%	04/01/27	650	619,125
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26	1,725	1,571,906
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	475	484,904
6.500%	06/01/26(a)	1,950	2,057,250
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, Cash coupon 4.750% or PIK 5.500%
4.750%	09/15/26(a)	200	196,000
Titan International, Inc.,
Sr. Sec’d. Notes
6.500%	11/30/23	1,000	795,000
			11,795,025
Banks — 0.3%
CIT Group, Inc.,
Sub. Notes
6.125%	03/09/28(a)	1,475	1,725,750

A2

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages — 0.2%
Cott Holdings, Inc. (Canada),
Gtd. Notes, 144A
5.500%	04/01/25	1,175	$ 1,219,098
Building Materials — 1.5%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.700%	01/11/25	320	329,187
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
8.000%	04/15/26(a)	1,075	1,057,531
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28	650	677,625
5.750%	09/15/26	310	327,050
Patrick Industries, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	10/15/27(a)	725	746,823
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	1,075	1,111,184
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23	200	203,500
Gtd. Notes, 144A
5.125%	06/01/25(a)	725	743,125
6.500%	03/15/27	400	427,000
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	2,000	2,080,000
			7,703,025
Chemicals — 4.1%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	1,705	1,952,225
Atotech Alpha 2 BV (Germany),
Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%
8.750%	06/01/23(a)	1,525	1,513,562
Atotech Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom),
Gtd. Notes, 144A
6.250%	02/01/25	450	452,250
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27(a)	1,690	1,457,676
6.625%	05/15/23	250	246,875
7.000%	05/15/25(a)	1,105	1,041,463
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24	1,110	1,025,041
Element Solutions, Inc.,
Gtd. Notes, 144A
5.875%	12/01/25	730	762,775
Hexion, Inc.,
Gtd. Notes, 144A
7.875%	07/15/27(a)	1,230	1,208,475
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	225	$ 231,379
5.000%	05/01/25	200	203,500
5.250%	06/01/27	2,850	2,966,422
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	1,755	1,676,025
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	10/01/26(a)	1,665	1,667,081
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24	1,235	1,287,487
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25	1,130	1,068,697
Tronox, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26(a)	1,220	1,162,050
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25(a)	1,155	973,088
			20,896,071
Coal — 0.1%
Warrior Met Coal, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/01/24	349	362,960
Commercial Services — 3.2%
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	375	376,875
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25	2,245	2,441,437
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26	4,675	5,160,031
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	4,700	4,888,000
5.250%	01/15/30	1,000	1,048,130
5.500%	05/15/27	975	1,033,500
5.875%	09/15/26	25	26,658
6.500%	12/15/26	950	1,035,025
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	600	638,922
			16,648,578
Computers — 1.5%
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26	4,320	4,123,440

A3

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
Everi Payments, Inc.,
Gtd. Notes, 144A
7.500%	12/15/25	1,150	$ 1,211,813
MTS Systems Corp.,
Gtd. Notes, 144A
5.750%	08/15/27	270	280,800
NCR Corp.,
Gtd. Notes
5.000%	07/15/22	25	25,281
Gtd. Notes, 144A
5.750%	09/01/27	725	750,375
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25	1,219	1,255,570
			7,647,279
Distribution/Wholesale — 0.3%
Anixter, Inc.,
Gtd. Notes
6.000%	12/01/25	750	828,750
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25(a)	750	772,050
Performance Food Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	10/15/27	25	26,313
			1,627,113
Diversified Financial Services — 3.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	450	475,313
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27	1,750	1,823,710
Fairstone Financial, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	07/15/24	430	449,081
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25	1,375	1,430,000
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
9.125%	07/15/26	4,650	4,952,250
Springleaf Finance Corp.,
Gtd. Notes
6.625%	01/15/28	1,125	1,209,712
6.875%	03/15/25	1,100	1,212,062
7.125%	03/15/26	2,925	3,244,776
VFH Parent LLC/Orchestra Co-Issuer, Inc.,
Sec’d. Notes, 144A
6.750%	06/15/22	425	439,578
			15,236,482
Electric — 2.8%
Calpine Corp.,
Sr. Unsec’d. Notes
5.500%	02/01/24	1,800	1,818,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Calpine Corp., (cont’d.)
5.750%	01/15/25(a)	5,950	$ 6,054,125
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Gtd. Notes, 144A
9.000%	12/01/23	171	174,857
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A
13.000%	06/01/24	516	531,305
Mirant Corp.,
Bonds, 144A
—%(p)	07/15/49^	250	250
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28(a)	950	1,021,250
Gtd. Notes, 144A
5.250%	06/15/29	225	241,943
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	815	839,189
5.500%	09/01/26(a)	1,000	1,046,200
Sr. Unsec’d. Notes, 144A
5.625%	02/15/27	2,350	2,474,667
			14,201,786
Electronics — 0.1%
Itron, Inc.,
Gtd. Notes, 144A
5.000%	01/15/26	450	463,635
Engineering & Construction — 0.7%
AECOM,
Gtd. Notes
5.125%	03/15/27	1,525	1,598,962
5.875%	10/15/24	700	760,900
TopBuild Corp.,
Gtd. Notes, 144A
5.625%	05/01/26	1,425	1,480,233
			3,840,095
Entertainment — 3.2%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25(a)	1,175	1,119,951
5.875%	11/15/26(a)	1,950	1,769,625
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25	2,750	2,811,600
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	650	677,625
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	01/15/27(a)	450	498,375
6.500%	02/15/25	775	860,304
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A
7.875%	02/01/24	1,325	1,414,438

A4

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)	1,625	$ 1,673,750
Scientific Games International, Inc.,
Gtd. Notes
6.625%	05/15/21	3,400	3,442,500
Gtd. Notes, 144A
8.250%	03/15/26	1,227	1,301,663
Twin River Worldwide Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/27	500	525,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	10/01/29(a)	470	492,513
			16,587,344
Foods — 2.1%
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25(a)	525	536,156
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25	1,325	1,380,412
5.875%	07/15/24	825	849,791
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	655	727,037
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	1,450	1,536,971
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27	2,500	2,685,000
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	400	414,840
5.500%	12/15/29(a)	650	677,625
5.625%	01/15/28	1,850	1,961,000
			10,768,832
Forest Products & Paper — 0.0%
Mercer International, Inc. (Germany),
Sr. Unsec’d. Notes
6.500%	02/01/24	125	128,125
Gas — 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	1,475	1,583,781
5.625%	05/20/24	250	267,656
5.750%	05/20/27	1,475	1,589,313
5.875%	08/20/26	975	1,069,136
			4,509,886
Healthcare-Services — 5.3%
Acadia Healthcare Co., Inc.,
Gtd. Notes
6.500%	03/01/24	675	702,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
8.125%	06/30/24(a)	2,242	$ 1,782,390
Sr. Sec’d. Notes
6.250%	03/31/23	925	918,849
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	75	74,705
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28	125	126,375
4.750%	02/01/30	650	656,760
Hadrian Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	05/01/26	1,050	1,019,812
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	3,225	3,523,312
5.625%	09/01/28	275	306,433
MEDNAX, Inc.,
Gtd. Notes, 144A
6.250%	01/15/27	3,725	3,696,802
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%
8.500%	12/01/22(a)	1,310	1,113,500
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26(a)	3,550	3,798,145
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
6.750%	07/01/25	725	650,688
10.000%	04/15/27(a)	1,075	1,091,125
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
6.250%	02/01/27(a)	1,175	1,223,821
Sr. Sec’d. Notes, 144A
5.125%	11/01/27	350	361,673
Sr. Unsec’d. Notes
6.750%	06/15/23(a)	1,325	1,391,488
7.000%	08/01/25(a)	2,340	2,369,250
8.125%	04/01/22	2,150	2,325,332
			27,132,460
Home Builders — 4.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/25	1,375	1,371,562
9.875%	04/01/27	1,125	1,229,062
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	1,200	1,162,020
6.750%	03/15/25	850	867,000
Sr. Unsec’d. Notes, 144A
7.250%	10/15/29	475	482,719
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25(a)	1,450	1,479,000

A5

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	475	$ 477,375
Century Communities, Inc.,
Gtd. Notes, 144A
6.750%	06/01/27	1,300	1,396,200
Forestar Group, Inc.,
Gtd. Notes, 144A
8.000%	04/15/24	750	810,000
Installed Building Products, Inc.,
Gtd. Notes, 144A
5.750%	02/01/28	50	51,563
KB Home,
Gtd. Notes
6.875%	06/15/27	250	281,250
7.500%	09/15/22	75	84,188
7.625%	05/15/23	675	764,437
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	325	346,873
5.250%	06/01/26	75	81,094
M/I Homes, Inc.,
Gtd. Notes
5.625%	08/01/25	425	437,750
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25	775	813,750
6.875%	12/15/23	900	936,000
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	1,300	1,371,500
6.000%	06/01/25	1,275	1,408,875
New Home Co., Inc. (The),
Gtd. Notes
7.250%	04/01/22	975	916,500
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27(a)	650	702,000
5.500%	03/01/26	400	437,000
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	1,150	1,262,125
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24	275	294,250
5.875%	04/15/23	1,150	1,227,625
William Lyon Homes, Inc.,
Gtd. Notes
5.875%	01/31/25	1,525	1,540,250
6.000%	09/01/23	375	390,000
7.000%	08/15/22(a)	184	184,460
Gtd. Notes, 144A
6.625%	07/15/27	1,525	1,582,187
			24,388,615
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Furnishings — 0.1%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	275	$ 286,688
Household Products/Wares — 0.2%
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	558	582,267
Gtd. Notes, 144A
5.000%	10/01/29	200	203,500
			785,767
Housewares — 0.1%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
5.250%	12/15/26	385	404,250
Internet — 0.8%
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23	295	302,744
Gtd. Notes, 144A
5.750%	01/15/27	3,815	3,900,074
			4,202,818
Iron/Steel — 0.6%
Cleveland-Cliffs, Inc.,
Gtd. Notes
5.750%	03/01/25(a)	515	505,988
Gtd. Notes, 144A
5.875%	06/01/27	2,630	2,490,873
			2,996,861
Lodging — 0.2%
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23	350	359,800
Marriott Ownership Resorts, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28	340	343,400
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	75	78,197
			781,397
Machinery-Diversified — 0.5%
ATS Automation Tooling Systems, Inc. (Canada),
Gtd. Notes, 144A
6.500%	06/15/23	600	619,500
Cloud Crane LLC,
Sec’d. Notes, 144A
10.125%	08/01/24	1,725	1,845,750
			2,465,250
Media — 5.9%
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25(a)	635	654,844

A6

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30	600	$ 609,126
5.000%	02/01/28	1,905	1,969,294
5.125%	05/01/23	600	614,844
5.375%	06/01/29	200	213,000
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24	4,435	4,872,557
Sr. Sec’d. Notes, 144A
5.125%	08/15/27	675	703,249
CSC Holdings LLC,
Gtd. Notes, 144A
5.375%	02/01/28	350	368,813
Sr. Unsec’d. Notes, 144A
7.500%	04/01/28	475	534,921
Cumulus Media New Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/01/26	875	916,562
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(a)	730	757,375
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	675	700,312
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23(a)	125	126,288
7.750%	07/01/26(a)	7,275	7,402,312
Entercom Media Corp.,
Sec’d. Notes, 144A
6.500%	05/01/27	575	600,875
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26(a)	1,335	1,388,400
7.000%	05/15/27	485	532,869
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	425	447,313
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23	410	445,875
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/25(a)	900	906,390
6.875%	02/15/23	1,735	1,784,881
Scripps Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	07/15/27	360	365,850
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24	380	390,925
5.875%	03/15/26	275	287,719
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23(a)	1,015	1,018,172
5.125%	02/15/25	935	908,680
6.750%	09/15/22	205	207,819
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	50	$ 52,625
Ziggo Bond Co. BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.000%	01/15/27	475	495,781
			30,277,671
Metal Fabricate/Hardware — 0.1%
TriMas Corp.,
Gtd. Notes, 144A
4.875%	10/15/25	337	342,898
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23	339	357,221
			700,119
Mining — 3.0%
Constellium SE,
Gtd. Notes, 144A
5.875%	02/15/26(a)	1,175	1,224,938
6.625%	03/01/25(a)	1,060	1,105,050
Eldorado Gold Corp. (Canada),
Sec’d. Notes, 144A
9.500%	06/01/24	1,300	1,404,000
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.500%	03/01/24	1,320	1,258,950
6.875%	03/01/26	200	190,500
7.000%	02/15/21(a)	215	216,747
7.250%	04/01/23(a)	200	197,000
7.500%	04/01/25	1,525	1,498,312
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.500%	09/15/27	830	810,495
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	2,240	2,256,800
4.550%	11/14/24	285	292,068
IAMGOLD Corp. (Canada),
Gtd. Notes, 144A
7.000%	04/15/25	1,385	1,450,787
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.250%	11/15/22	815	817,201
6.375%	05/15/25(a)	845	788,681
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	1,660	1,740,842
6.250%	08/15/24	100	104,500
			15,356,871
Miscellaneous Manufacturing — 0.2%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	425	448,375

A7

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing (cont’d.)
FXI Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/24	925	$ 804,750
			1,253,125
Oil & Gas — 7.9%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24(d)	5,200	832,000
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25(a)	1,300	1,057,498
5.625%	06/01/23(a)	1,250	1,081,250
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26	1,825	1,523,875
10.000%	04/01/22	2,050	2,049,385
Centennial Resource Production LLC,
Gtd. Notes, 144A
5.375%	01/15/26	425	403,750
Chesapeake Energy Corp.,
Gtd. Notes
8.000%	06/15/27(a)	4,400	2,992,880
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24	1,275	1,354,687
CNX Resources Corp.,
Gtd. Notes
5.875%	04/15/22	1,369	1,314,240
Gtd. Notes, 144A
7.250%	03/14/27	1,650	1,369,500
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25	800	804,984
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/21	350	324,625
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
7.875%	08/15/25(a)	425	333,625
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	825	876,563
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
5.625%	02/01/26	2,000	1,225,000
7.375%	05/15/24	950	622,250
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	75	70,125
5.750%	10/01/25	1,275	1,185,750
6.250%	11/01/28	900	837,000
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	3,750	3,618,750
7.000%	03/31/24	875	844,375
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25	2,750	$ 2,035,000
Petrobras Global Finance BV (Brazil),
Gtd. Notes
7.375%	01/17/27	350	422,734
8.750%	05/23/26	425	543,681
Gtd. Notes, 144A
5.093%	01/15/30	135	140,825
Precision Drilling Corp. (Canada),
Gtd. Notes
7.750%	12/15/23	525	510,011
Gtd. Notes, 144A
7.125%	01/15/26(a)	1,225	1,130,062
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	775	639,375
5.000%	03/15/23(a)	350	306,250
5.875%	07/01/22	2,125	2,034,687
Rowan Cos., Inc.,
Gtd. Notes
7.375%	06/15/25	75	44,250
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	09/30/25	550	544,500
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/15/22^(d)	275	3
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
5.500%	02/15/26	850	887,120
5.875%	03/15/28	100	106,125
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25	356	361,340
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25	1,925	1,696,406
7.500%	01/15/26	1,125	1,001,250
Valaris PLC,
Sr. Unsec’d. Notes
5.750%	10/01/44	400	170,000
7.750%	02/01/26	2,050	1,097,160
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	525	534,188
5.250%	10/15/27	900	904,500
5.750%	06/01/26	275	281,875
8.250%	08/01/23	325	365,625
			40,479,079
Oil & Gas Services — 0.1%
Nine Energy Service, Inc.,
Sr. Unsec’d. Notes, 144A
8.750%	11/01/23	400	324,000

A8

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers — 1.0%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%
7.125%	09/15/23	3,100	$ 3,193,000
ARD Securities Finance SARL (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 8.750% or PIK 8.750%
8.750%	01/31/23	844	873,993
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.375%	08/15/25(a)	200	212,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Gtd. Notes, 144A
7.000%	07/15/24	900	932,625
			5,211,618
Pharmaceuticals — 1.6%
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	150	168,345
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.500%	03/01/23	269	272,363
5.875%	05/15/23	500	506,250
6.125%	04/15/25(a)	2,700	2,797,875
7.000%	01/15/28	575	619,333
7.250%	05/30/29	1,035	1,130,530
Sr. Sec’d. Notes, 144A
5.750%	08/15/27	170	183,741
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	02/01/25	1,200	708,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25	1,250	369,125
NVA Holdings, Inc.,
Gtd. Notes, 144A
6.875%	04/01/26	1,510	1,602,487
			8,358,049
Pipelines — 2.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	375	337,388
Gtd. Notes, 144A
5.750%	01/15/28	1,825	1,514,750
CNX Midstream Partners LP/CNX Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	03/15/26	675	622,755
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	200	203,750
5.600%	04/01/44	260	243,100
Gtd. Notes, 144A
6.450%	11/03/36	750	781,875
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
7.000%	06/15/23	1,300	1,339,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Global Partners LP/GLP Finance Corp., (cont’d.)
Gtd. Notes, 144A
7.000%	08/01/27	710	$ 731,300
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	175	187,583
7.768%	12/15/37	675	874,325
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	2,419	2,632,598
7.500%	07/15/38	325	362,534
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	875	870,625
5.500%	01/15/28	2,025	1,979,235
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.750%	03/15/24	675	699,469
			13,380,287
Real Estate — 1.0%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	1,675	1,700,125
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	1,450	1,491,687
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25	450	468,000
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/26	1,525	1,494,500
			5,154,312
Real Estate Investment Trusts (REITs) — 0.9%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	875	962,378
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26	775	821,500
4.500%	01/15/28	1,175	1,219,062
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27	850	890,375
5.250%	08/01/26	375	392,906
Sabra Health Care LP,
Gtd. Notes
5.125%	08/15/26	400	427,577
			4,713,798
Retail — 4.8%
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	475	498,750

A9

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
CEC Entertainment, Inc.,
Gtd. Notes
8.000%	02/15/22	1,975	$ 1,871,312
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes
6.750%	06/15/23	1,100	926,750
Sr. Unsec’d. Notes
6.500%	05/01/21	625	531,250
6.750%	01/15/22	975	825,094
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes
8.625%	06/15/20(a)	1,950	1,467,375
8.625%	06/15/20	2,825	2,125,812
Golden Nugget, Inc.,
Gtd. Notes, 144A
8.750%	10/01/25(a)	1,800	1,876,500
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	1,225	1,246,438
L Brands, Inc.,
Gtd. Notes
6.750%	07/01/36	1,775	1,505,821
6.875%	11/01/35	1,306	1,131,323
Michaels Stores, Inc.,
Gtd. Notes, 144A
8.000%	07/15/27(a)	1,000	1,001,250
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	100	94,000
Sr. Sec’d. Notes, 144A
5.875%	06/01/25(a)	2,037	2,031,907
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	2,875	2,280,881
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	2,600	2,645,500
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	06/01/24	1,175	1,198,500
5.750%	03/01/25	175	178,353
Superior Plus LP/Superior General Partner, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	07/15/26	1,075	1,134,147
			24,570,963
Semiconductors — 0.1%
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	650	692,250
Software — 0.5%
Dun & Bradstreet Corp. (The),
Sr. Sec’d. Notes, 144A
6.875%	08/15/26	285	310,650
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	595	604,669
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	260	$ 264,550
RP Crown Parent LLC,
Gtd. Notes, 144A
7.375%	10/15/24	1,555	1,617,200
			2,797,069
Telecommunications — 8.3%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.500%	01/15/28	925	936,655
C&W Senior Financing DAC (Ireland),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27	1,375	1,424,844
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25(a)	1,563	1,621,612
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39	725	706,875
Sr. Unsec’d. Notes, Series U
7.650%	03/15/42(a)	1,100	1,069,750
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25	2,345	2,122,225
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24	160	150,349
8.250%	03/01/27(a)	1,220	1,187,594
Connect Finco SARL/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26	1,225	1,247,969
Digicel Group One Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A
8.250%	12/30/22	1,304	769,360
Digicel Group Two Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/22	656	134,480
Sr. Unsec’d. Notes, 144A, Cash coupon 9.125% or PIK 9.125%
9.125%	04/01/24	201	19,081
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Saint Lucia),
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	850	807,500
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	4,710	2,243,185
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21(a)	1,125	793,136
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	3,515	3,475,456
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23	545	508,431
Gtd. Notes, 144A
9.750%	07/15/25	3,955	4,130,997

A10

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Iridium Communications, Inc.,
Sr. Unsec’d. Notes, 144A
10.250%	04/15/23	500	$ 538,750
Northwestern Bell Telephone,
Sr. Unsec’d. Notes
7.750%	05/01/30	100	109,245
ORBCOMM, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	04/01/24	1,850	1,905,500
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28(a)	1,150	1,253,730
8.750%	03/15/32	3,285	4,051,883
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24(a)	795	856,851
7.625%	02/15/25	2,190	2,409,000
7.625%	03/01/26	1,000	1,103,750
West Corp.,
Gtd. Notes, 144A
8.500%	10/15/25(a)	4,359	3,503,546
Xplornet Communications, Inc. (Canada),
Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%
9.625%	06/01/22	3,591	3,653,887
			42,735,641
Transportation — 0.6%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece),
Sr. Sec’d. Notes, 144A
7.375%	01/15/22	525	301,875
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22	405	412,898
6.750%	08/15/24(a)	2,250	2,441,250
			3,156,023

Total Corporate Bonds (cost $418,697,900)			422,225,070
Residential Mortgage-Backed Securities — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
4.097%(cc)	10/25/35	5	4,085
Alternative Loan Trust,
Series 2005-43, Class 4A3
3.522%(cc)	10/25/35	3	2,436
Series 2006-HY13, Class 4A1
4.393%(cc)	02/25/37	3	3,215
Series 2006-OA09, Class 2A1A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
2.254%(c)	07/20/46	4	3,170
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
2.228%(c)	10/25/46	23	16,317
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
American Home Mortgage Investment Trust,
Series 2005-02, Class 4A1, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
3.531%(c)	09/25/45	1	$ 984
Banc of America Funding Trust,
Series 2006-B, Class 2A1
4.178%(cc)	03/20/36	5	5,235
CHL Mortgage Pass-Through Trust,
Series 2005-02, Class 2A1, 1 Month LIBOR + 0.640% (Cap 10.500%, Floor 0.320%)
2.658%(c)	03/25/35	5	4,696
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
4.218%(cc)	09/25/37	15	14,289
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
2.237%(c)	07/19/46	6	4,141
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
2.208%(c)	09/25/46	5	5,034
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37	14	11,354
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
2.228%(c)	04/25/46	4	3,258
RALI Trust,
Series 2006-QA02, Class 3A1
5.715%(cc)	02/25/36	16	14,804
Series 2007-QS04, Class 2A1, 1 Month LIBOR + 0.330% (Cap 7.000%, Floor 0.330%)
2.348%(c)	03/25/37	13	2,841
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37	4	3,050
SunTrust Alternative Loan Trust,
Series 2006-01F, Class 3A, 1 Month LIBOR + 0.350% (Cap 7.500%, Floor 0.350%)
2.368%(c)	04/25/36	15	3,994
WaMu Mortgage Pass-Through Certificates Trust,
Series 2007-HY01, Class 2A3
3.982%(cc)	02/25/37	3	3,079
Series 2007-HY01, Class 4A1
4.053%(cc)	02/25/37	4	4,013

Total Residential Mortgage-Backed Securities (cost $105,750)			109,995

Shares
Common Stocks — 0.9%
Chemicals — 0.0%
Hexion Holdings Corp. (Class B Stock)*	23,260	261,675

A11

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities — 0.5%
GenOn Energy Holdings, Inc. (Class A Stock)*^(a)	11,836	$ 2,544,740
Independent Power & Renewable Electricity Producers — 0.4%
Keycon Power Holdings LLC*	2,150	666,500
Vistra Energy Corp.	44,042	1,177,243
		1,843,743
Media — 0.0%
Mood Media Corp.*^	88,166	881
Mood Media Corp.*^	71,972	720
		1,601
Oil, Gas & Consumable Fuels — 0.0%
Ascent Resources - Marcellus LLC (Class A Stock)^	4,593	11,712
Frontera Energy Corp. (Colombia)	7,600	73,416
		85,128

Total Common Stocks (cost $3,421,634)		4,736,887
Preferred Stocks — 0.1%
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series K, 6.375%	11,850	329,430
Construction Materials — 0.0%
New Millennium Homes LLC^	408	7,761
Media — 0.0%
Adelphia Communications Corp.^	700	1

Total Preferred Stocks (cost $296,917)		337,192

	Units
Warrants — 0.0%
Oil, Gas & Consumable Fuels
Ascent Resources - Marcellus LLC, 2nd Lien Tranche A, expiring 03/30/23^	30,044	3,755
Ascent Resources - Marcellus LLC, 2nd Lien Tranche B, expiring 03/30/23^	23,368	1,753

Total Warrants (cost $6,843)		5,508

Total Long-Term Investments (cost $499,159,278)		504,147,627

	Shares	Value
Short-Term Investments — 15.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	5,839,499	$ 5,839,499
PGIM Institutional Money Market Fund (cost $75,662,308; includes $75,548,135 of cash collateral for securities on loan)(b)(w)	75,663,227	75,670,794

Total Short-Term Investments (cost $81,501,807)		81,510,293

TOTAL INVESTMENTS—114.1% (cost $580,661,085)		585,657,920

Liabilities in excess of other assets(z) — (14.1)%		(72,283,902)

Net Assets — 100.0%		$ 513,374,018

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trust
Q	Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $7,204,627 and 1.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $73,563,570; cash collateral of $75,548,135 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(p)	Interest rate not available as of September 30, 2019.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A12

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
148	2 Year U.S. Treasury Notes	Dec. 2019	$31,894,000	$ (61,936)
69	5 Year U.S. Treasury Notes	Dec. 2019	8,221,242	(42,172)
131	10 Year U.S. Treasury Notes	Dec. 2019	17,070,937	(28,732)
9	20 Year U.S. Treasury Bonds	Dec. 2019	1,460,813	(11,918)
				(144,758)
Short Position:
15	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	2,878,594	89,672
				$ (55,086)
Credit default swap agreements outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.33.V1	12/20/24	5.000%(Q)	27,100	$(1,793,267)	$(1,847,243)	$(53,976)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A13